Apr. 29, 2024
Invesco ESG S&P 500 Equal Weight ETF
Invesco ESG S&P 500 Equal Weight ETF
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED APRIL 29, 2024 TO THE PROSPECTUSES DATED
DECEMBER 20, 2023 OF:
Invesco ESG S&P 500 Equal Weight ETF (RSPE)
(the “Fund”)
S&P Dow Jones Indices (the "Index Provider") has announced certain changes to the S&P 500 Equal Weight ESG Leaders Select Index, the Fund's Underlying Index. The S&P DJI ESG Score will transition to the S&P Global ESG Score, although there will be no change to how the score is used. Further, the Index Provider is revising the timing of the quarterly eligibility review of the United Nations Global Compact ("UNGC") criteria. Accordingly, effective after market close on April 30, 2024, the following changes are made.

The sixth paragraph of the section titled “Principal Investment Strategies” in the Fund’s Summary Prospectus and in the section titled “Summary Information–Principal Investment Strategies” in the Fund’s Statutory Prospectus are replaced with the following:
Each company included in the Parent Index and eligible for investment based on the above screens is then assigned an “S&P Global ESG score,” which is designed to measure a company’s overall performance related to financially material ESG factors. The analysis of whether a factor is financially material focuses on industry-specific business value drivers that contribute to company performance, utilizing quantitative and qualitative research and industry experience. The analysis incorporates historical correlation data and current industry conditions to identify which long-term economic, social or environmental factors are likely to have the most significant impact on a company’s business value drivers of growth, cost or risk, and ultimately, future financial performance. S&P Global ESG scores are derived from the S&P Global Corporate Sustainability Assessment (“CSA”), which is an annual analysis that seeks to identify how well-equipped a company is to recognize and respond to emerging sustainability opportunities and challenges in the global market. S&P Global Sustainable1, an affiliate of the Index Provider, opens the CSA questionnaire for all subject companies in April. The CSA uses proprietary industry classifications, derived from the GICS®, to analyze companies using industry-specific questionnaires. Companies provide up to 1,000 data points in response to the questionnaires which are used to score each company’s performance in relation to each specific ESG subject. If a company chooses not to actively participate in the assessment, it may be assessed based on publicly available information, including a company’s financial reports, press releases and other public statements, and other information available on the company’s website. Companies are ranked from highest to lowest according to their S&P Global ESG scores, and the top 40% of constituents within each eligible GICS® industry group generally are included in the Underlying Index. If a company does not have a S&P Global ESG score, it is excluded from the Underlying Index.
Please Retain This Supplement For Future Reference.